UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21465

CBRE Clarion Global Real Estate Income

Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road,

Suite 600 Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4272

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2013

Shares		Market Value ($)
	Real Estate Securities*- 104.5%
	Common Stock - 94.8%

	Australia - 13.3%
5,453,037	CFS Retail Property Trust Group	$10,197,720
2,776,835	Charter Hall Retail Real Estate Investment Trust	9,762,759
38,529,000	Dexus Property Group	36,206,658
1,410,723	Goodman Group	6,437,188
4,469,500	GPT Group	14,543,630
2,891,127	Westfield Group	29,763,852
12,667,562	Westfield Retail Trust	35,179,052

		142,090,859

	Canada - 9.3%
200,100	Calloway Real Estate Investment Trust	4,740,184
500,000	Crombie Real Estate Investment Trust	6,240,879
1,856,000	H&R Real Estate Investment Trust	38,261,154
2,522,900	InnVest Real Estate Investment Trust	10,185,850
1,698,100	RioCan Real Estate Investment Trust	40,143,817

		99,571,884

	France - 6.8%
65,700	Altarea	10,818,925
351,122	Societe de la Tour Eiffel	23,194,471
158,851	Unibail-Rodamco SE	39,436,277

		73,449,673

	Germany - 1.0%
247,161	GSW Immobilien AG	10,865,150

	Hong Kong - 4.1%
8,913,000	Link REIT (The)	43,730,895

	Japan - 5.4%
840	Activia Properties, Inc.	7,284,994
620	Frontier Real Estate Investment Corp.	6,400,611
14,897	Japan Retail Fund Investment Corp.	30,697,309
189,800	Mitsui Fudosan Co., Ltd.	6,373,411
139,400	Sumitomo Realty & Development Co., Ltd.	6,613,065

		57,369,390

	Netherlands - 3.7%
218,455	Corio NV	9,416,942
447,401	Eurocommercial Properties NV	18,129,375
277,161	Vastned Retail NV	11,803,137

		39,349,454

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2013.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

September 30, 2013

Shares		Market Value ($)
	New Zealand - 0.7%
9,050,000	Goodman Property Trust	$7,688,502

	Singapore - 6.3%
6,735,000	Ascendas Real Estate Investment Trust	12,238,135
16,748,000	CapitaMall Trust	26,161,451
6,761,600	Global Logistic Properties Ltd.	15,573,639
10,407,000	Mapletree Greater China Commercial Trust (a)	7,423,204
4,757,000	Suntec Real Estate Investment Trust	6,198,601

		67,595,030

	United Kingdom - 5.1%
2,339,300	Land Securities Group Plc	34,814,113
4,045,110	Segro Plc	20,307,007

		55,121,120

	United States - 39.1%
979,167	American Homes 4 Rent (a)(b)	15,813,547
995,353	Brandywine Realty Trust	13,118,753
826,200	Camden Property Trust	50,761,728
666,632	CBL & Associates Properties, Inc.	12,732,671
327,769	General Growth Properties, Inc.	6,322,664
343,515	Health Care REIT, Inc.	21,428,466
748,600	Highwoods Properties, Inc.	26,433,066
1,633,200	Liberty Property Trust	58,141,920
1,183,385	Macerich Co. (The)	66,790,249
1,847,070	OMEGA Healthcare Investors, Inc.	55,171,981
464,731	ProLogis, Inc.	17,483,180
100,000	Regency Centers Corp.	4,835,000
1,040,500	Retail Properties of America, Inc., Class A	14,306,875
44,219	Simon Property Group, Inc.	6,554,582
1,502,887	Spirit Realty Capital, Inc.	13,796,503
1,341,534	UDR, Inc.	31,794,356
63,760	Ventas, Inc.	3,921,240

		419,406,781

	Total Common Stock (cost $833,510,729)	1,016,238,738

	Preferred Stock - 9.7%

	United States - 9.7%
100,000	CBL & Associates Properties, Inc., Series D	2,498,000
320,000	Digital Realty Trust, Inc., Series E	7,673,600
1,050,000	EPR Properties, Series F	22,512,000

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2013.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

September 30, 2013

Shares		Market Value ($)
444,300	General Growth Properties, Inc., Series A	$9,761,271
319,479	Glimcher Realty Trust, Series G	8,025,313
150,000	iStar Financial, Inc., Series F	3,514,500
765,000	iStar Financial, Inc., Series I	17,281,350
192,468	LaSalle Hotel Properties, Series G	4,716,428
400,000	LaSalle Hotel Properties, Series I	8,500,000
268,000	Pebblebrook Hotel Trust, Series A	6,927,800
272,000	Pennsylvania Real Estate Investment Trust, Series B	6,506,240
280,000	Urstadt Biddle Properties, Inc., Series F	6,703,200

	Total Preferred Stock (cost $105,249,399)	104,619,702

	Total Investments - 104.5% (cost $938,760,128)	1,120,858,440

	Liabilities in Excess of Other Assets - (4.5)%	(48,571,946)

	Net Assets - 100.0%	$1,072,286,494

*	Include U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
(a)	Non-income producing security.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the securities amounted to $15,813,547 or 1.5% of net assets.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2013.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stocks
Australia	$142,090,859	$-	$-	$142,090,859
Canada	99,571,884	–	–	99,571,884
France	73,449,673	–	–	73,449,673
Germany	10,865,150	–	–	10,865,150
Hong Kong	43,730,895	–	–	43,730,895
Japan	57,369,390	–	–	57,369,390
Netherlands	39,349,454	–	–	39,349,454
New Zealand	7,688,502	–	–	7,688,502
Singapore	67,595,030	–	–	67,595,030
United Kingdom	55,121,120	–	–	55,121,120
United States	403,593,234	15,813,547	–	419,406,781

Total Common Stocks	1,000,425,191	15,813,547	–	1,016,238,738

Preferred Stocks
United States	93,397,034	11,222,668	–	104,619,702

Total Investments in Real Estate Securities	1,093,822,225	27,036,215	–	1,120,858,440

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2013.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. The fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,560,345 and $1,098,780,927, respectively. $19,967,520 was transferred out of Level 1 into Level 2 during the period ended September 30, 2013 as a result of exchange closing prices not being available. With regard to the transfers from Level 1 into Level 2, an evaluated mean price was still obtained from the Trust’s third party pricing vendor. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks/Preferred Stocks
Balance as of December 31, 2012	$19,791,655

Realized gain (loss)	(13,637,098)

Change in unrealized appreciation (depreciation)	13,708,310

Purchases	—

Sales	(9,862,862)

Transfers in and/or out of Level 3	(10,000,005	) *

Balance as of September 30, 2013	$—

*	Transferred out of Level 3 due to availability of observable pricing inputs.

For the quarter ended September 30, 2013, there have been no significant changes to the Trust’s fair valuation methodology.

Item 2.	Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CBRE Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	November 22, 2013
By:	/s/ Jonathan A. Blome
Name:	Jonathan A. Blome
Title:	Chief Financial Officer

Date:	November 22, 2013